Related Party Senior Secured Notes (Details Narrative) - USD ($)				12 Months Ended
	Aug. 29, 2014	Mar. 21, 2014	Nov. 12, 2013	Dec. 31, 2015	Dec. 31, 2014
Legal fees		$ 128,000
Amortization of debt discount (premium)			$ 195,000		$ 320,000
Interest expense				$ 42,000	483,000
Interest expense, debt					178,000
Senior Secured Debt [Member]
Transaction fees	$ 140,000
Interest expense					$ 142,000
Lambda Investors LLC [Member] | Senior Secured Debt [Member]
Debt instrument face amount	$ 1,750,000		$ 1,500,000
Percentage of ownership	62.00%
Debt instrument interest rate	12.00%		12.00%
Debt instrument maturity date	Feb. 28, 2015		May 12, 2014
Percentage of sourcing fees	8.00%		8.00%
Transaction fees			$ 120,000
Legal fees	$ 38,000		$ 75,000